UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21190

            SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

(Exact name of registrant as specified in charter)

527 Madison Avenue-16th Floor

                                         New York, NY 10022

(Address of principal executive offices) (Zip code)

Marie Noble

SkyBridge Capital II, LLC

527 Madison Avenue-16th Floor

                                         New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 485-3100

Date of fiscal year end: March 31

Date of reporting period: July 1, 2012 – June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2012 TO JUNE 30, 2013

REGISTRANT NAME: Skybridge Multi-Adviser Hedge Fund Portfolios LLC

INVESTMENT COMPANY ACT FILE NUMBER: 811-21190

REPORTING PERIOD:                                                                                  07/01/2012 - 06/30/2013

REGISTRANT ADDRESS: 527 Madison Avenue, 16th Floor, New York, NY 10022

NAME OF SERIES (AS APPLICABLE): Series G

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Midway Market Nuetral Internatinal Fund, Ltd	N/A	N/A	16-Jul-12	Adoption of revised memorandum and articles of association and amended confidential private placement memorandum of the fund.	ISSUER	YES	FOR	FOR
Midway Market Nuetral Fund, LLC	N/A	N/A	16-Jul-12	Adoption of amended and restated limited liablily company agreement and amended confidential private placement memorandum of the fund.	ISSUER	YES	FOR	FOR
Axonic Credit Opportunities Overseas Fund, Ltd.	N/A	N/A	1-Aug-12	Adoption of revised memorandum and articles of association of the fund.	ISSUER	YES	FOR	FOR
Axonic Credit Opportunities Fund, LP	N/A	N/A	1-Aug-12	Adoption of revised limited partnership agreement of the fund.	ISSUER	YES	FOR	FOR

*	Complete for each series of the Registrant, as applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date 8/16/2013

*Print the name and title of each signing officer under his or her signature.